STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)		Mountain Lake Acquisition Corp. Ordinary Shares Class A stock	Mountain Lake Acquisition Corp. Ordinary Shares Class B Ordinary Shares	Mountain Lake Acquisition Corp. Additional Paid-in Capital	Mountain Lake Acquisition Corp. Accumulated Deficit	Mountain Lake Acquisition Corp.	Ordinary Shares	Accumulated Deficit	Total
Beginning balance at Jun. 13, 2024		$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 13, 2024		0	0
Issuance of Founder shares to the Sponsor	[1]		$ (755)	(24,245)		(25,000)
Number of shares issued for subscription	[1]		7,546,875
Sale of Private Placement Units		$ 81		8,049,919		8,050,000
Sale of Private Placement Units (in Shares)		805,000
Fair value of rights included in Public units				2,070,000		2,070,000
Allocated value of transaction costs to Class A ordinary shares				143,790		$ 143,790
Forfeiture of Founder Shares			$ (36)	36
Forfeiture of Founder Shares (in Shares)			(359,375)			984,375
Accretion of Class A ordinary shares subject to redemption to redemption amount				$ (10,000,410)	(6,923,914)	$ (16,924,324)
Net income					443,117	443,117
Ending balance at Dec. 31, 2024		$ 81	$ 719		(6,480,797)	(6,479,997)
Balance (in Shares) at Dec. 31, 2024		805,000	7,187,500
Accretion of Class A ordinary shares subject to redemption to redemption amount					(2,339,304)	(2,339,304)
Net income					2,018,521	2,018,521
Ending balance at Mar. 31, 2025		$ 81	$ 719		(6,801,580)	(6,800,780)
Balance (in Shares) at Mar. 31, 2025		805,000	7,187,500
Beginning balance at Dec. 31, 2024		$ 81	$ 719		(6,480,797)	(6,479,997)
Balance (in Shares) at Dec. 31, 2024		805,000	7,187,500
Accretion of Class A ordinary shares subject to redemption to redemption amount					(9,586,719)	(9,586,719)
Reversal of deferred underwriting fee payable					7,050,000	7,050,000
Net income					8,281,946	8,281,946
Ending balance at Dec. 31, 2025		$ 81	$ 719		(735,570)	(734,770)	$ 10	$ (145,382)	$ (145,382)
Balance (in Shares) at Dec. 31, 2025		805,000	7,187,500
Ending balance at Dec. 31, 2025		$ 81	$ 719		(735,570)	(734,770)	10	(145,382)	(145,382)
Balance (in Shares) at Dec. 31, 2025		805,000	7,187,500
Beginning balance at Sep. 21, 2025							0	0	0
Issuance of Founder shares to the Sponsor							$ 10	0	0
Number of shares issued for subscription							1,000
Net income							$ 0	(145,382)	(145,382)
Ending balance at Dec. 31, 2025		$ 81	$ 719		(735,570)	(734,770)	10	(145,382)	(145,382)
Balance (in Shares) at Dec. 31, 2025		805,000	7,187,500
Accretion of Class A ordinary shares subject to redemption to redemption amount					(2,113,587)	(2,113,587)
Net income					1,724,016	1,724,016		(139,635)	(139,635)
Ending balance at Mar. 31, 2026		$ 81	$ 719		$ (1,125,141)	$ (1,124,341)	$ 10	$ (285,017)	$ (285,017)
Balance (in Shares) at Mar. 31, 2026		805,000	7,187,500

[1]	Included up to 984,375 shares subject to forfeiture as of September 30, 2024, if the over-allotment option was not exercised in full or in part by the underwriters. On December 16, 2024, the underwriters partially exercised their over-allotment option as part of the closing of the Initial Public Offering and forfeited their option to exercise the remaining over-allotment option. As such, 359,375 Founder Shares were forfeited (Note 5).